Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,803,000
Previously Paid Amount	0.00
Total Fee Amount	387.09
Total Offset Amount	0.00
Net Fee	387.09
Narrative - Max Aggregate Offering Price	$ 2,803,000
Final Prospectus	true